Income Taxes	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The differences relate primarily to net operating loss carryforwards. As of September 30, 2025, the Company had net deferred tax assets before valuation allowance of $16,910. The following table presents the deferred tax assets and liabilities by source:

September 30,
2025
Deferred tax assets:
Net operating loss carryforwards	$16,910
Valuation allowance	(16,910)
Net deferred tax assets	$-

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. The Company assessed the need for a valuation allowance against its net deferred tax assets and determined a full valuation allowance is required due to taxable losses for the year ended September 30, 2025. Therefore, a valuation allowance of $16,910 was recorded as of September 30, 2025. Valuation allowance increased by $16,910 during the years ended September 30, 2025. Deferred tax assets were calculated using the Company’s combined effective tax rate, which it estimated to be 28.0%. The effective rate is reduced to 0% due to the full valuation allowance on its net deferred tax assets.

The Company’s ability to utilize net operating loss carryforwards will depend on its ability to generate adequate future taxable income. At September 30, 2025, the Company had net operating loss carryforwards available to offset future taxable income in the amounts of $60,427.

The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.

The Company may in the future become subject to federal, state and local income taxation though it has not been since its inception, other than minimum state tax. The Company is not presently subject to any income tax audit in any taxing jurisdiction.